Trade and other receivables - Components of trade and other receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 34,082	$ 36,355
Accrued revenues	4,157	3,486
Tax credits receivable	1,625	1,890
Interest receivable	189	0
Other receivables	229	44
Trade and other receivables	$ 40,282	$ 41,775